Harbor Emerging Markets Equity ETF Expense Example - Harbor Emerging Markets Equity ETF - Harbor Emerging Markets Equity ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	$ 268